Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (31,167)	$ (518,359)
Adjustments to reconcile net loss to net cash used in operating activities
Revaluation of warrant liability	(317,852)	193,360
Realized loss on investments	6,936	0
Unrealized (gain) loss on investments	(417,186)	57,824
Share based compensation	89,277	24,312
Change in operating assets and liabilities:
Prepaid expense	81,444	19,647
Accounts payable and accrued liabilities	183,693	24,344
Accounts payable - related party	(5,909)	8,698
Net cash used in operating activities	(410,764)	(190,174)
Cash flows from investing activities
Proceeds from sale of investments	49,230	0
Net cash provided by investing activities	49,230	0
Cash flows from financing activities
Loan from related parties	0	100,378
Deposits for future private placement	0	(46,000)
Proceeds from private placement of stock, net	671,903	148,341
Net cash provided by financing activities	671,903	202,719
Net change in cash	310,369	12,545
Cash, beginning of period	242,082	2,808
Cash, end of period	552,451	15,353
Supplemental information:
Interest and taxes paid
Noncash investing and financing activities
Stock issued to pay off debt	0	36,251
Broker warrants issued	10,891	0
Warrant and option liability recognition	52,145	68,774
Mineral property additions in accounts payable	$ 0	$ 45,000